Disposal of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Schedule of effect of disposal on the financial position of the Group

Aggregated carrying value as of the disposal dates
RMB

Cash and cash equivalents	10,532,048
Loans principal, interest and financing service fee receivables	28,221,115
Available-for-sale investments	33,616,143
Interest in equity method investee	20,450,000
Property and equipment	3,653,157
Intangible assets and goodwill	23,333
Deferred tax assets	12,779,966
Other assets	320,606,280

Accrued employee benefits	(2,294,431)
Income tax payable	(14,785,506)
Other liabilities	(134,312,863)
Net assets and liabilities	278,489,242